                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 306                                                   845


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.90 - 5.10%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.92 - 5.18%                                        - Dependable Income
DATE OF DEPOSIT: January 30, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    28.5 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.44 to $98.44 depending on the purchase amount
Cusip           6706LB 108 monthly payment plan
Numbers         6706LB 116 quarterly payment plan
                6706LB 124 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               85%
                A                 15
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
     450,000  Industrial Development Authority of the City of Alexandria, Virginia,                    AAA   Aaa
              Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 1994
              Series, 5.375% Due 2/15/24. (MBIA Insured.)                                 2004 at 102
     300,000  County of Hanover, Virginia, Water and Sewer System Revenue Bonds, Series                AAA   Aaa
              1996, 5.25% Due 2/1/26. (MBIA Insured.)                                     2006 at 102
     450,000  Loudoun County Sanitation Authority (Virginia), Water and Sewer System                   AAA   Aaa
              Revenue Bonds, Series 1994A, 5.25% Due 1/1/25. (Original issue discount bonds delivered on or about March 30, 1994 at a price of 90.50% of
              principal amount.)(MBIA Insured.)                                           2004 at 102
     450,000  Industrial Development Authority of the Town of Louisa, Virginia, Pollution               A   A2
              Control Revenue Bonds (Virginia Electric and Power Company Project), Series
              1994, 5.45% Due 1/1/24.                                                     2004 at 102
     450,000  City of Richmond, Virginia, General Obligation Public Improvement Refunding              AAA   Aaa
              Bonds, Series 1995B, 5.00% Due 1/15/21. (FGIC Insured.)                     2006 at 102
     450,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 4.75% Due 7/1/29. (Original issue discount bonds delivered on or about January 9, 1996 at a price of 91.422% of
              principal amount.)(MBIA Insured.)                                           2006 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.03. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.44     4.90 %      4.90%   4.92%   4.93%   4.96%   4.95%   4.98 %
 500 / $50,000              101.28     4.75        4.90    4.92    4.93    4.96    4.95    4.98
 1,000 / $100,000           101.02     4.50        4.92    4.94    4.95    4.98    4.97    5.00
 2,500 / $250,000           100.75     4.25        4.93    4.96    4.96    5.00    4.98    5.02
 5,000 / $500,000            99.97     3.50        4.97    5.01    5.00    5.05    5.02    5.07
 10,000 / $1,000,000         99.45     3.00        4.99    5.05    5.03    5.09    5.04    5.11
 25,000 / $2,500,000         98.94     2.50        5.02    5.08    5.05    5.12    5.07    5.14
 50,000 / $5,000,000         98.44     2.00        5.04    5.12    5.08    5.16    5.10    5.18

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   39.5%   43.0%
         4.90  % 7.21%   7.54%   8.10%   8.60%
         4.90    7.21    7.54    8.10    8.60
         4.92    7.24    7.57    8.13    8.63
         4.93    7.25    7.58    8.15    8.65
         4.97    7.31    7.65    8.21    8.72
         4.99    7.34    7.68    8.25    8.75
         5.02    7.38    7.72    8.30    8.81
         5.04    7.41    7.75    8.33    8.84

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4274
 Monthly plan            4/15/96       .4137   $ 4.9656
 Quarterly plan          5/15/96       .8328
                         8/15/96      1.2492     4.9976
 Semi-annual plan        5/15/96       .8358
                        11/15/96      2.5074     5.0166
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.47 =  98.551
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/29/96)        interest
 98.551       X   $4.9656        =   $489.36
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NATIONAL
INSURED UNIT TRUST 312                                                       845


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.01 - 5.22%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.98 - 5.26%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 30, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    26.3 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.80 to $98.79 depending on the purchase amount
Cusip           6710A4 553 monthly payment plan
Numbers         6710A4 561 quarterly payment plan
                6710A4 579 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California             15.5  %          Illinois                7.9  %          Kentucky                2.6  %
Michigan               10.3             New York               21.1             Pennsylvania           22.3
Texas                  10.3             Virginia               10.0

MATURITY DATES (Descrtiption of Chart)
2015-18                                            10.0%
2019-22                                            47.5%
2023-2026                                          32.0%

2027+                                              10.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/29/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.83%
     Tax Equivalent Yield                          5.01%

Treasury Bonds
     Pre-Tax                                       6.41%
     Tax Equivalent Yield                          6.09%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36% FEDERAL AND 5% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  California Statewide Communities Development Authority, Certificates of                  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)                                               2005 at 102
   1,000,000  State Public Works Board of the State of California, Lease Revenue Bonds                 AAA   Aaa
              (Department of Corrections), 1993 Series E (California State Prison-Madera
              County (II)), 5.50% Due 6/1/19.                                             2004 at 102
     750,000  The Board of Trustees of the University of Illinois, University of Illinois              AAA   Aaa
              Auxiliary Facilities System Revenue Bonds, Series 1996, 5.60% Due 10/1/22.
              (When issued.)                                                              2006 at 102
     250,000  County of Boone, Kentucky, Collateralized Pollution Control Revenue                      AAA   Aaa
              Refunding Bonds, 1994 Series A (The Cincinnati Gas & Electric Company
              Project), 5.50% Due 1/1/24.                                                 2004 at 102
   1,000,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
   1,000,000  Dormitory Authority of the State of New York, State University Educational               AAA   Aaa
              Facilities Revenue Bonds, Series 1994B, 5.75% Due 5/15/24. (Original issue discount bonds delivered on or about September 13, 1994 at a price of
              91.125% of principal amount.)                                               2004 at 100
     500,000  New York State Energy Research and Development Authority, Gas Facilities                 AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.                                                                 2006 at 102
     500,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fixed Rate Fiscal 1994 Series B, 5.50% Due
              6/15/19.                                                                    2004 at 101
   1,000,000  Chester County (Pennsylvania), Health and Education Facilities Authority,                AAA   Aaa
              Health System Revenue Bonds, Series A of 1994 (Main Line Health System),
              5.50% Due 5/15/15.                                                          2004 at 102
   1,000,000  Lehigh County Industrial Development Authority, Pollution Control Revenue                AAA   Aaa
              Refunding Bonds, 1994 Series B (Pennsylvania Power & Light Company
              Project), 6.40% Due 9/1/29.                                                 2004 at 102
   1,000,000  City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,                 AAA   Aaa
              Series 1995, 5.50% Due 5/15/20.                                             2005 at 100
     950,000  Industrial Development Authority of the City of Alexandria, Virginia,                    AAA   Aaa
              Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 1994
              Series, 5.375% Due 2/15/24.                                                 2004 at 102
      50,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 4.75% Due 7/1/29. (Original issue discount bonds delivered on or about January 9, 1996 at a price of 91.422% of
              principal amount.)                                                          2006 at 100
     500,000  Wisconsin Center District, Senior Dedicated Tax Revenue Bonds, Series                    AAA   Aaa
              1996A, 0.00% Due 12/15/19. (Original issue discount bonds will be delivered on or about February 1, 1996 at a price of 25.838% of principal
              amount.)(When issued.)                                                      No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             14 BONDS FROM 9 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.03. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.80     4.90 %      5.01%   4.98%   5.04%   5.01%   5.06%   5.03 %
 500 / $50,000              101.64     4.75        5.02    4.99    5.05    5.02    5.07    5.04
 1,000 / $100,000           101.37     4.50        5.03    5.02    5.06    5.04    5.08    5.06
 2,500 / $250,000           101.11     4.25        5.05    5.03    5.08    5.06    5.10    5.08
 5,000 / $500,000           100.32     3.50        5.09    5.09    5.12    5.12    5.14    5.14
 10,000 / $1,000,000         99.80     3.00        5.11    5.13    5.14    5.16    5.16    5.18
 25,000 / $2,500,000         99.29     2.50        5.14    5.17    5.17    5.20    5.19    5.22
 50,000 / $5,000,000         98.79     2.00        5.16    5.21    5.20    5.24    5.22    5.26

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.01  % 6.96%   7.26%   7.83%   8.29%
         5.02    6.97    7.28    7.84    8.31
         5.03    6.99    7.29    7.86    8.33
         5.05    7.01    7.32    7.89    8.36
         5.09    7.07    7.38    7.95    8.43
         5.11    7.10    7.41    7.98    8.46
         5.14    7.14    7.45    8.03    8.51
         5.16    7.17    7.48    8.06    8.54

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4381
 Monthly plan            4/15/96       .4251   $ 5.1016
 Quarterly plan          5/15/96       .8556
                         8/15/96      1.2834     5.1336
 Semi-annual plan        5/15/96       .8586
                        11/15/96      2.5758     5.1526
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.83 =  98.202
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/29/96)        interest
 98.202       X   $5.1016        =   $500.99
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN CALIFORNIA
INSURED UNIT TRUST 260                                                       845


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.88 - 5.09%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.95 - 5.21%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 30, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.8 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.46 to $97.49 depending on the purchase amount
Cusip           67064W 499 monthly payment plan
Numbers         67064W 507 quarterly payment plan
                67064W 515 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                            27.9%
2019-22                                            28.6%
2023+                                              43.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/29/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.41%
     Tax Equivalent Yield                          4.88%

Treasury Bonds
     Pre-Tax                                       6.71%
     Tax Equivalent Yield                          6.09%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 42% FEDERAL AND STATE INCOME TAX RATE AND A 9.3% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  California Statewide Communities Development Authority, Certificates of     2005 at 102  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)
     350,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/16. (When issued.)
     500,000  State Public Works Board of the State of California, Lease Revenue Bonds    2004 at 102  AAA   Aaa
              (Department of Corrections), 1993 Series E (California State Prison-Madera
              County (II)), 5.50% Due 6/1/19.
     525,000  Los Angeles County Metropolitan Transportation Authority (California),      2005 at 100  AAA   Aaa
              Proposition C Sales Tax Revenue Bonds, Second Senior Bonds, Series 1995-A,
              5.00% Due 7/1/25. (Original issue discount bonds delivered on or about July
              26, 1995 at a price of 88.18% of principal amount.)
     500,000  Department of Water and Power of The City of Los Angeles, California,       2004 at 102  AAA   Aaa
              Electric Plant Revenue Bonds, Issue of 1994, 5.30% Due 2/15/25.
     500,000  The Metropolitan Water District of Southern California, Water Revenue       2005 at 102  AAA   Aaa
              Bonds, 1995 Series A, 5.50% Due 7/1/25. (Original issue discount bonds delivered on or about July 13, 1995 at a price of 93.081% of principal amount.)
     125,000  Southern California Public Power Authority, Transmission Project Revenue    No Optional  AAA   Aaa
              Bonds, 1992 Subordinate Refunding Series (Southern Transmission Project),       Call
              0.00% Due 7/1/15. (Original issue discount bonds delivered on or about July
              29, 1992 at a price of 23.86% of principal amount.)
     500,000  County of Stanislaus (California), Refunding Certificates of Participation  2006 at 102  AAA   Aaa
              (Capital Improvement Program), Series A of 1996, 5.25% Due 5/1/18.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.03. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.46     4.90 %      4.88%   4.95%   4.92%   4.98%   4.94%   5.00 %
 500 / $50,000              100.30     4.75        4.89    4.96    4.92    4.99    4.94    5.01
 1,000 / $100,000           100.04     4.50        4.91    4.98    4.94    5.01    4.96    5.03
 2,500 / $250,000            99.78     4.25        4.92    5.00    4.95    5.03    4.97    5.04
 5,000 / $500,000            99.01     3.50        4.96    5.05    4.99    5.08    5.01    5.10
 10,000 / $1,000,000         98.50     3.00        4.98    5.09    5.01    5.12    5.03    5.14
 25,000 / $2,500,000         97.99     2.50        5.01    5.13    5.04    5.16    5.06    5.18
 50,000 / $5,000,000         97.49     2.00        5.03    5.16    5.07    5.19    5.09    5.21

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      34.5%   37.5%   42.0%   45.0%
         4.88  % 7.45%   7.81%   8.41%   8.87%
         4.89    7.47    7.82    8.43    8.89
         4.91    7.50    7.86    8.47    8.93
         4.92    7.51    7.87    8.48    8.95
         4.96    7.57    7.94    8.55    9.02
         4.98    7.60    7.97    8.59    9.05
         5.01    7.65    8.02    8.64    9.11
         5.03    7.68    8.05    8.67    9.15

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4225
 Monthly plan            4/15/96       .4089   $ 4.9071
 Quarterly plan          5/15/96       .8226
                         8/15/96      1.2339     4.9391
 Semi-annual plan        5/15/96       .8262
                        11/15/96      2.4786     4.9581
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.49 =  99.512
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/29/96)        interest
 99.512       X   $4.9071        =   $488.32
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN GEORGIA
INSURED UNIT TRUST 49                                                        845


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.73 - 4.93%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.85 - 5.12%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 30, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    22.3 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.89 to $96.94 depending on the purchase amount
Cusip           67101M 769 monthly payment plan
Numbers         67101M 777 quarterly payment plan
                67101M 785 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-16                                            45.0%
2017-20                                            38.7%
2021-24                                             0.0%
2025+                                              16.3%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/29/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.88%
     Tax Equivalent Yield                          4.73%

Treasury Bonds
     Pre-Tax                                       6.48%
     Tax Equivalent Yield                          6.09%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  State of Georgia, General Obligation Bonds, 1993F, 2.50% Due 12/1/13.       No Optional  AAA   Aaa
              (Original issue discount bonds delivered on or about December 8, 1993 at a      Call
              price of 66.692% of principal amount.)
     450,000  Municipal Electric Authority of Georgia, Power Revenue Bonds, Series EE,    2004 at 100  AAA   Aaa
              5.50% Due 1/1/26. (Original issue discount bonds delivered on or about June
              1, 1994 at a price of 87.008% of principal amount.)
     450,000  City of Atlanta, Georgia, General Obligation School Improvement Bonds,      2003 at 102  AAA   Aaa
              Series 1993, 5.60% Due 12/1/18.
     450,000  Chatham County School District (Georgia), General Obligation Refunding      2004 at 101  AAA   Aaa
              School Bonds, Series 1995B, 5.50% Due 8/1/20.
     260,000  Cobb-Marietta Coliseum and Exhibit Hall Authority (Georgia), Revenue        No Optional  AAA   Aaa
              Refunding Bonds, Series 1993, 5.50% Due 10/1/18.                                Call
     450,000  Development Authority of Fulton County (Georgia), Revenue Bonds (Clark      2006 at 102  AAA   Aaa
              Atlanta University Project), Series 1995, 5.25% Due 1/1/13.
     450,000  Hospital Authority of Fulton County (Georgia), Refunding Revenue            2004 at 102  AAA   Aaa
              Anticipation Certificates (Northside Hospital Project), Series 1993A,
              5.125% Due 10/1/16. (Original issue discount bonds delivered on or about
              February 2, 1994 at a price of 94.795% of principal amount.)
      40,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25. (When issued.)                            1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.03. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.89     4.90 %      4.73%   4.85%   4.76%   4.88%   4.78%   4.90 %
 500 / $50,000               99.74     4.75        4.74    4.85    4.77    4.88    4.79    4.90
 1,000 / $100,000            99.48     4.50        4.75    4.88    4.78    4.91    4.80    4.93
 2,500 / $250,000            99.22     4.25        4.76    4.89    4.80    4.92    4.81    4.94
 5,000 / $500,000            98.45     3.50        4.80    4.96    4.83    4.99    4.85    5.01
 10,000 / $1,000,000         97.94     3.00        4.83    4.99    4.86    5.02    4.88    5.04
 25,000 / $2,500,000         97.44     2.50        4.85    5.03    4.88    5.06    4.90    5.08
 50,000 / $5,000,000         96.94     2.00        4.88    5.07    4.91    5.10    4.93    5.12

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.5%   35.0%   40.0%   43.0%
         4.73  % 7.01%   7.28%   7.88%   8.30%
         4.74    7.02    7.29    7.90    8.32
         4.75    7.04    7.31    7.92    8.33
         4.76    7.05    7.32    7.93    8.35
         4.80    7.11    7.38    8.00    8.42
         4.83    7.16    7.43    8.05    8.47
         4.85    7.19    7.46    8.08    8.51
         4.88    7.23    7.51    8.13    8.56

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4067
 Monthly plan            4/15/96       .3936   $ 4.7264
 Quarterly plan          5/15/96       .7926
                         8/15/96      1.1889     4.7584
 Semi-annual plan        5/15/96       .7962
                        11/15/96      2.3886     4.7774
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.92 =   100.080
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/29/96)        interest
 100.080      X   $4.7264        =   $473.02
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NEW JERSEY
INSURED UNIT TRUST 202                                                       845


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.84 - 5.04%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.86 - 5.12%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 30, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.89 to $97.91 depending on the purchase amount
Cusip           6706LA 316 monthly payment plan
Numbers         6706LA 324 quarterly payment plan
                6706LA 332 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-16                                            14.3%
2017-20                                            36.4%
2021-24                                            12.9%
2025-28                                            22.1%
2029+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/29/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.07%
     Tax Equivalent Yield                          4.84%

Treasury Bonds
     Pre-Tax                                       6.50%
     Tax Equivalent Yield                          6.09%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey      2005 at 101  AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/25.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2005 at 101  AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.
     500,000  New Jersey Transportation Trust Fund Authority, Transportation System       2005 at 102  AAA   Aaa
              Bonds, 1995 Series A, 5.50% Due 6/15/13.
     525,000  School Bonds of the Board of Education of the Township of Branchburg, In    2007 at 100  AAA   Aaa
              the County of Somerset, New Jersey, 5.625% Due 2/1/20. (General Obligation
              Bonds.)
     250,000  The Camden County Municipal Utilities Authority (New Jersey), County        No Optional  AAA   Aaa
              Agreement Sewer Revenue Capital Appreciation Bonds, 1990A Series, 0.00% Due      Call
              9/1/17. (Original issue discount bonds delivered on or about February 21,
              1990 at a price of 13.71% of principal amount.)(General Obligation Bonds.)
     500,000  The Township of Hillsborough Municipal Utilities Authority (Somerset        2005 at 101  AAA   Aaa
              County, New Jersey), Revenue Bonds (Series 1995), 5.375% Due 5/1/20.            1/2
              (General Obligation Bonds.)
     450,000  The Board of Education of the Township of Union, In the County of Union,    2006 at 102  AAA   Aaa
              New Jersey, School Bonds, 5.50% Due 1/1/21. (General Obligation Bonds.)
     275,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25. (When issued.)                            1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/29/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.03. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.89     4.90 %      4.84%   4.86%   4.87%   4.89%   4.89%   4.91 %
 500 / $50,000              100.73     4.75        4.85    4.87    4.88    4.90    4.90    4.92
 1,000 / $100,000           100.47     4.50        4.86    4.89    4.89    4.92    4.91    4.94
 2,500 / $250,000           100.21     4.25        4.87    4.91    4.91    4.94    4.93    4.96
 5,000 / $500,000            99.43     3.50        4.91    4.96    4.94    4.99    4.96    5.01
 10,000 / $1,000,000         98.92     3.00        4.94    5.00    4.97    5.03    4.99    5.05
 25,000 / $2,500,000         98.41     2.50        4.96    5.04    5.00    5.07    5.02    5.09
 50,000 / $5,000,000         97.91     2.00        4.99    5.07    5.02    5.10    5.04    5.12

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   40.0%   43.5%
         4.84  % 7.12%   7.45%   8.07%   8.57%
         4.85    7.13    7.46    8.08    8.58
         4.86    7.15    7.48    8.10    8.60
         4.87    7.16    7.49    8.12    8.62
         4.91    7.22    7.55    8.18    8.69
         4.94    7.26    7.60    8.23    8.74
         4.96    7.29    7.63    8.27    8.78
         4.99    7.34    7.68    8.32    8.83

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4203
 Monthly plan            4/15/96       .4068   $ 4.8847
 Quarterly plan          5/15/96       .8190
                         8/15/96      1.2285     4.9167
 Semi-annual plan        5/15/96       .8226
                        11/15/96      2.4678     4.9357
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.92 =  99.088
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/29/96)        interest
 99.088       X   $4.8847        =   $484.02
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)